Segment information (Tables)	6 Months Ended
Sep. 30, 2024
Disclosure of operating segments [abstract]
Disclosure of reportable segments
The segment information provided to the CEO and the ExCom for the reportable segments is as follows:

Six months ended September 30, 2024
(EUR thousand)
	Note	TFS	Payments	PPS	Central Costs	Total
Revenue		193,010	43,743	12,961	—	249,714
Operating expenses (1)		(64,369)	(22,513)	(15,236)	(45,880)	(147,998)
Adjusted EBITDA		128,641	21,230	(2,275)	(45,880)	101,716
Depreciation and amortization (2)	5					(25,723)
Exceptional items (3)						(7,567)
Operating Profit						68,426

Three months ended September 30, 2024
(EUR thousand)
	Note	TFS	Payments	PPS	Central Costs	Total
Revenue		101,896	23,406	6,659	—	131,961
Operating expenses (1)		(32,283)	(11,945)	(7,642)	(21,363)	(73,233)
Adjusted EBITDA		69,613	11,461	(983)	(21,363)	58,728
Depreciation and amortization (2)	5					(13,605)
Exceptional items (3)						(3,444)
Operating Profit						41,679

Six months ended September 30, 2023
(EUR thousand)
	Note	TFS	Payments	PPS	Central Costs	Total
Revenue		154,831	39,026	13,802	—	207,659
Operating expenses (1)		(55,883)	(18,944)	(16,853)	(41,020)	(132,700)
Adjusted EBITDA		98,948	20,082	(3,051)	(41,020)	74,959
Depreciation and amortization (2)	5					(20,135)
Exceptional items (3)						(5,962)
Operating Profit						48,862

Three months ended September 30, 2023
(EUR thousand)
	Note	TFS	Payments	PPS	Central Costs	Total
Revenue		86,208	20,243	6,724	—	113,175
Operating expenses (1)		(28,444)	(9,934)	(7,825)	(19,805)	(66,008)
Adjusted EBITDA		57,764	10,309	(1,101)	(19,805)	47,167
Depreciation and amortization (2)	5					(9,998)
Exceptional items (3)						(12,674)
Operating Profit						24,495
(1) Operating expenses excluding Depreciation and Amortization and Exceptional items. For the six months ended September 30, 2024 the fixed costs amounted to EUR94.8 million (EUR84.5 million for the six months ended September 30, 2023) comprising of personnel costs of EUR61.7 million (EUR56.2 million for the six months ended September 30, 2023) and non-personnel costs of EUR33.1 million (EUR28.3 million for the six months ended September 30, 2023), whereas variable costs amounted to EUR53.2 million (EUR48.1 million for the six months ended September 30, 2023).
For the three months ended September 30, 2024 the fixed costs amounted to EUR46.1 million (EUR41.0 million for the three months ended September 30, 2023) comprising of personnel costs of EUR29.9 million (EUR26.5 million for the three months ended September 30, 2023) and non-personnel costs of EUR16.2 million (EUR14.6 million for the three months ended September 30, 2023), whereas variable costs amounted to EUR27.1 million (EUR25.0 million for the three months ended September 30, 2023).

(2) Depreciation and amortization include amortization of intangible assets acquired through business combinations.
(3) Exceptional items consist of items such as share-based payment transactions and related other expenses, the change in fair value of warrants and put options, business and corporate restructuring expenses and other exceptional items, which the Board of Directors considers as not directly related to ordinary business operations and which are not included in the assessment of management performance.